Operations (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operations (Details) [Line Items]
Written Notice Period for Redemption	5 days
Payment Period for Redemption of Units	10 days
Annual Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee	5.10%	4.67%
Annual Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee	3.10%	2.67%
Annual Rate [Member] | Capital Unit, Class D [Member]
Operations (Details) [Line Items]
Brokerage Fee	7.45%
Monthly Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee		0.38916%
Monthly Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee		0.225%
Capital Unit, Class D [Member]
Operations (Details) [Line Items]
Selling Commission	2.00%
Class C and D Units [Member]
Operations (Details) [Line Items]
Wholesaling Fee, Percentage	0.35%